LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Long-Term Investments [Table Text Block]
	December 31,	December 31,
	2013	2012
Tianhe Navigation and Communication Technology Co., Ltd. (" Tianhe ")	$1,106,235	$1,072,446
Tianditu Co., Ltd.( "Tianditu")	1,309,600	1,269,600
Xiamen Yili Geo Information Technology Co., Ltd. (" Yili ")	81,850	79,350
Hubei Information Science and Technology Co., Ltd.( " HIST")	163,700	158,700
	$2,661,385	$2,580,096